UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2015 (Unaudited)

Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 93.8%
Arizona 1.1%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025, GTY: Citibank NA	4,000,000	4,665,880
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,549,132
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,662,435
Series A, 6.25%, 12/1/2046	1,400,000	1,513,680
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, AMT, 4.9%, 3/1/2028	5,000,000	5,114,950
		17,506,077
California 9.0%
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	8,750,000	11,966,938
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	5,556,900
California, State General Obligation:
5.0%, 8/1/2034	5,185,000	5,704,070
5.5%, 3/1/2040	5,130,000	5,961,419
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	10,816,900
5.75%, 4/1/2031	23,360,000	27,067,933
California, State Public Works Board, Lease Revenue, Series B, 5.0%, 10/1/2039	5,500,000	6,187,170
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	12,018,506
Series I-1, 6.375%, 11/1/2034	5,000,000	6,000,250
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	1,305,000	1,363,725
Series A, 5.5%, 12/1/2054	1,305,000	1,378,980
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	531,205
Series A, 6.0%, 10/1/2042	1,000,000	1,073,770
Series A, 6.0%, 10/1/2047	1,000,000	1,071,640
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co., Inc.	620,000	714,004
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,223,521
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,954,503
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,050,000	2,347,312
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2044	11,000,000	11,949,520
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	11,802,752
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, 7.0%, 8/1/2041	1,400,000	1,677,032
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,742,882
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,517,424
		138,628,356
Colorado 2.0%
Colorado, E-470 Public Highway Authority Revenue:
Series C, 5.375%, 9/1/2026	2,000,000	2,235,260
Series A-1, 5.5%, 9/1/2024, INS: NATL	3,500,000	3,500,000
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	1,014,570
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,184,320
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	7,972,035
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,258,400
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,743,683
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	4,835,000	5,072,737
Series A, 5.0%, 12/1/2035	2,500,000	2,661,600
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,377,726
		31,020,331
Connecticut 1.9%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	23,734,600
Connecticut, Mashantucket Western Pequot Tribe Bond, 144A, 6.05%, 7/1/2031(PIK)	15,700,231	1,094,306
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,808,720
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,160,000	1,224,078
		28,861,704
District of Columbia 0.5%
Metropolitan Washington, DC, Airport Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital Important Project, Series A, 5.0%, 10/1/2053	7,000,000	7,240,800
Florida 6.8%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	165,000	165,056
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	4,000,000	4,727,280
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	5,895,000	5,969,100
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	7,905,000	6,720,436
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,117,416
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,425,000	1,631,340
7.0%, 5/1/2041	1,705,000	2,094,797
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,557,690
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, 5.125%, 11/15/2020	970,000	1,025,862
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	31,685
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	73,932
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	79,213
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	190,111
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,941,853
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.04% **, 10/1/2027, LOC: Northern Trust Co.	3,500,000	3,500,000
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,329,286
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,101,780
5.0%, 11/15/2044	2,500,000	2,679,850
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	10,000,000	10,958,300
Series A-1, 5.5%, 10/1/2041	5,000,000	5,718,800
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,627,500
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	2,500,000	2,731,050
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	4,138,406
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	5,370,050
Palm Beach County, FL, Health Facilities Authority, Retirement Community Revenue, Acts Retirement-Life Communities, Inc., 5.5%, 11/15/2033	9,000,000	9,824,670
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027, INS: NATL	2,500,000	2,674,225
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	8,470,640
Series A, 144A, 5.75%, 10/1/2022	9,500,000	10,117,310
		103,567,638
Georgia 3.9%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,370,480
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	4,915,000	5,683,362
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	1,048,532
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.375%, 11/1/2039, INS: AGMC	10,000,000	11,311,100
Series A, Prerefunded, 6.25%, 11/1/2034	5,000,000	6,043,800
De Kalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	8,148,000
De Kalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	956,448
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	500,000	566,085
Series A, 5.5%, 8/15/2054	1,820,000	2,082,462
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Obligated Group:
Series A, 5.625%, 8/1/2034	550,000	601,942
Series A, Prerefunded, 5.625%, 8/1/2034	4,950,000	5,615,082
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co. (a)	10,000,000	11,183,500
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	2,440,000	2,871,368
		60,482,161
Guam 1.2%
Government of Guam, General Obligation, Series A, Prerefunded, 7.0%, 11/15/2039	10,155,000	12,443,734
Guam, International Airport Authority, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,883,941
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	3,355,590
		17,683,265
Hawaii 1.1%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,509,680
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	12,209,724
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	2,500,000	2,848,525
		17,567,929
Illinois 6.2%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	175,709
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	9,955,000	11,453,327
Series B, 6.0%, 1/1/2041	12,095,000	14,064,671
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	1,994,629
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	5,500,000	5,898,695
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	4,995,200
7.25%, 2/15/2045	4,000,000	4,279,680
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.125%, 5/15/2040	6,000,000	3,590,400
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, Prerefunded, 5.75%, 11/1/2028, INS: NATL	1,250,000	1,434,225
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	8,683,783
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series A, 7.75%, 5/15/2030	1,675,000	1,895,045
Series A, 8.0%, 5/15/2040	1,000,000	1,137,300
Series A, 8.0%, 5/15/2046	3,500,000	3,975,685
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,233,195
Series A, 5.875%, 2/15/2038	500,000	502,185
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	8,000,000	8,173,520
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	7,534,329
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,643,659
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,682,460
Illinois, State General Obligation:
5.0%, 5/1/2039	5,000,000	4,985,900
5.5%, 7/1/2038	1,280,000	1,360,154
		94,693,751
Indiana 1.4%
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,653,423
Indiana, State Finance Authority Revenue, I-69 Development Partners LLC, AMT, 5.25%, 9/1/2034	2,275,000	2,476,497
Indiana, State Health & Educational Financing Authority, Hospital Revenue, Community Foundation of Northwest State:
5.5%, 3/1/2037	850,000	889,491
Prerefunded, 5.5%, 3/1/2037	900,000	966,312
North Manchester, IN, Economic Development Revenue, Peabody Retirement Community Project:
Series B, 1.0%, 12/1/2045 *	1,332,871	26,244
Series A, 6.05%, 12/1/2045	1,557,576	973,890
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	6,220,000	7,553,008
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, 5.5%, 9/1/2027	1,000,000	1,035,180
8.0%, 9/1/2041	4,000,000	4,791,760
		21,365,805
Iowa 0.6%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,082,150
6.0%, 6/1/2039	2,000,000	2,157,140
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	5,283,750
		8,523,040
Kansas 0.5%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	6,426,921
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,335,600
		7,762,521
Kentucky 2.0%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	17,153,700
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	3,635,000	3,873,020
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	8,189,493
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	1,028,810
		30,245,023
Louisiana 2.9%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project, Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,275,950
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	7,089,921
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,591,060
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 6.75%, 5/15/2041	2,500,000	2,933,000
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,392,250
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	15,000,000	15,494,850
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	2,021,838
		44,798,869
Maine 0.7%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	10,225,620
Maryland 1.7%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,331,362
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,676,465
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	6,606,375
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, 6.25%, 7/1/2031	2,500,000	2,842,125
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
Prerefunded, 5.75%, 1/1/2033	2,660,000	2,947,706
Prerefunded, 6.0%, 1/1/2028	6,100,000	6,794,851
Westminster, MD, Project Revenue, Lutheran Village Millers Grant, Inc., Series A, 6.25%, 7/1/2044	440,000	471,706
		25,670,590
Massachusetts 3.0%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	8,805,000	6,261,676
AMT, 8.0%, 9/1/2035*	960,000	162,096
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,492,092
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	430,598	2,528
Series A-2, 5.5%, 11/15/2046	86,572	74,238
Series A-1, 6.25%, 11/15/2039	1,621,881	1,557,314
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,703,802
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,646,895
Series E-1, 5.125%, 7/1/2038	1,500,000	1,592,190
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,340,698
Series E, 5.0%, 7/15/2032	3,250,000	3,306,452
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	135,000	135,570
Series F, 5.75%, 7/1/2029	1,480,000	1,486,216
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,996,970
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	5,000,000	5,012,650
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	4,010,120
		45,781,507
Michigan 4.0%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,548,060
7.125%, 11/15/2043	1,500,000	1,519,410
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,251,578
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,349,076
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,013,890
5.5%, 5/15/2036	1,000,000	1,010,930
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,948,900
Michigan, State Building Authority Revenue, Facilities Program, Series I, 5.0%, 4/15/2034	10,000,000	11,314,400
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,011,246
Michigan, State Finance Authority Revenue, Trinity Health Corp.:
5.0%, 12/1/2031	10,910,000	12,243,747
5.0%, 12/1/2038	5,525,000	6,081,920
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	7,156,221
		61,449,378
Mississippi 1.3%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,868,510
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,118,970
Series A, 5.5%, 9/1/2031	4,250,000	4,419,490
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,452,840
Series A, 6.5%, 9/1/2032	2,620,000	2,969,429
		19,829,239
Missouri 0.9%
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	2,025,960
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,001,470
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, 8.25%, 5/15/2039	1,000,000	1,138,250
Series A, 8.25%, 5/15/2045	2,850,000	3,230,731
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,461,973
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,726,345
		14,584,729
Nebraska 0.4%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,638,720
Douglas County, NE, Hospital Authority No. 3, Health Facilities Revenue, State Methodist Health System, 5.0%, 11/1/2045	1,850,000	2,005,604
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,731,200
		6,375,524
Nevada 0.1%
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	1,395,000	1,463,160
New Hampshire 1.5%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	1,037,412
Series A, 5.4%, 1/1/2030	550,000	550,803
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	6,291,008
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,090,000	2,099,781
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	5,530,300
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	4,119,640
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	789,761
Series A, 6.875%, 7/1/2041	2,825,000	3,189,962
		23,608,667
New Jersey 2.6%
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	5,785,000	6,443,622
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	450,000	475,772
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,806,725
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, 5.625%, 7/1/2032	3,500,000	3,985,135
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	12,243,336
Series 1-A, 5.0%, 6/1/2029	15,965,000	13,537,841
		39,492,431
New Mexico 0.5%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	8,277,525
New York 4.5%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project, Series A, Prerefunded, 5.75%, 11/15/2022	1,500,000	1,667,070
Hudson, NY, Yards Infrastructure Corp. Revenue:
Series A, 5.25%, 2/15/2047	5,000,000	5,474,900
Series A, 5.75%, 2/15/2047	7,000,000	7,983,780
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 5.0%, 12/1/2045	1,000,000	1,035,850
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, Prerefunded, 5.25%, 7/1/2024	660,000	705,599
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	2,203,480
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,751,175
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028, GTY: American Airlines Group	6,100,000	6,503,515
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,519,500
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series FF, 5.0%, 6/15/2039	7,500,000	8,595,975
Series EE, 5.0%, 6/15/2047	11,000,000	12,230,680
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series B-1, 5.0%, 8/1/2039	11,595,000	13,159,282
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	762,000
		68,592,806
North Carolina 0.3%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,610,950
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,565,750
		4,176,700
North Dakota 0.2%
Burleigh County, ND, Health Care Revenue, St. Alexius Medical Center Project, Series A, Prerefunded, 5.0%, 7/1/2035	1,200,000	1,420,500
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,157,100
		3,577,600
Ohio 0.8%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,088,650
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,431,390
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
6.125%, 1/1/2031	1,950,000	2,142,212
6.625%, 1/1/2046	2,500,000	2,837,900
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	3,273,330
		12,773,482
Oklahoma 0.5%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	7,126,860
Pennsylvania 3.7%
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,647,235
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	1,038,640
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,829,945
Series A, 5.5%, 8/15/2035	6,500,000	7,098,780
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	3,125,000	3,427,969
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: U.S. Airways, Inc.	985,000	1,166,319
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,663,485
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, AMT, 5.0%, 12/31/2038	4,785,000	5,076,646
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	1,115,000	1,130,275
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2043	7,000,000	7,778,190
Series C, 5.0%, 12/1/2044	1,615,000	1,778,099
Series A, 6.5%, 12/1/2036	6,385,000	7,632,182
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,837,640
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/2040	3,000,000	3,318,630
		57,424,035
Puerto Rico 1.2%
Commonwealth of Puerto Rico, Public Improvement, Series B, 6.5%, 7/1/2037	10,000,000	6,578,200
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	3,065,000	1,170,769
Series A, 5.5%, 8/1/2042	7,650,000	2,950,681
Series A, 5.75%, 8/1/2037	2,130,000	826,866
Series A, 6.0%, 8/1/2042	4,570,000	1,785,270
Series A, 6.375%, 8/1/2039	2,565,000	1,014,817
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	3,900,000
		18,226,603
Rhode Island 0.2%
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	2,345,000	2,403,039
South Carolina 1.9%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,098,280
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	552,000	551,702
Series A, 7.75%, 11/1/2039	4,595,000	4,355,187
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,885,117
South Carolina, State Public Service Authority Revenue, Series C, 5.0%, 12/1/2046	7,500,000	8,081,175
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	8,890,000	10,550,207
		28,521,668
South Dakota 0.6%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,207,210
Series B, 5.5%, 7/1/2035	5,000,000	5,442,050
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	1,043,030
		9,692,290
Tennessee 1.0%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.625%, 4/1/2038	810,000	878,008
Prerefunded, 5.625%, 4/1/2038	2,190,000	2,456,939
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	4,106,428
Tennessee, Energy Acquisition Corp., Gas Revenue, Series C, 5.0%, 2/1/2027, GTY: The Goldman Sachs Group, Inc.	6,435,000	7,233,583
		14,674,958
Texas 16.3%
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,752,640
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	4,249,600
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	9,543,960
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033*	7,000,000	420,000
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,456,900
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	2,655,150
Zero Coupon, 1/1/2032	3,500,000	1,679,895
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2043	1,000,000	1,067,220
6.0%, 1/1/2041	5,455,000	6,239,865
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
Series B, 7.0%, 1/1/2043	3,000,000	3,559,800
Series B, 7.0%, 1/1/2048	4,000,000	4,713,560
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	3,385,000	3,643,716
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,312,980
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, Prerefunded, 7.25%, 8/15/2031	1,275,000	1,567,409
Series A, Prerefunded, 7.5%, 8/15/2041	1,785,000	2,211,526
Lewisville, TX, Combination Contract Revenue, 6.75%, 10/1/2032	14,020,000	14,522,757
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	11,728,750
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,404,670
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	4,285,000	4,724,598
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	1,086,750
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2038	17,500,000	19,500,425
First Tier, 6.0%, 1/1/2043	5,000,000	5,792,700
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	10,836,974
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	1,715,000	2,030,800
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,022,480
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,655,309
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	949,810
Series A, 8.25%, 11/15/2044	3,430,000	3,277,056
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	3,051,959
Series A, 5.25%, 11/1/2038	15,000,000	16,995,900
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	8,121,378
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	16,875,000	20,210,850
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	10,000,000	11,414,400
Texas, State General Obligation, Series B, 0.01% **, 12/1/2042, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2030	1,670,000	1,805,287
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,698,055
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	8,235,000	9,051,253
Texas, State Veterans Housing Assistance Fund II:
Series A, AMT, 0.02% **, 12/1/2036, SPA: JPMorgan Chase Bank NA	10,000,000	10,000,000
Series B, 144A, AMT, 0.03% **, 6/1/2034, SPA: Landesbank Hessen-Thuringen	9,600,000	9,600,000
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	1,096,740
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,773,943
7.125%, 11/1/2040	3,580,000	4,118,181
		250,545,246
Virginia 0.8%
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	1,071,184
Series B, 5.625%, 9/1/2041	5,332,000	4,784,617
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,278,040
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	2,550,678
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	2,000,000	2,289,680
		12,974,199
Washington 2.1%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	3,221,185
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,088,400
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: AGC	2,970,000	3,112,709
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	16,000,000	17,281,920
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	6,000,000	6,618,900
		32,323,114
West Virginia 0.9%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,408,328
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,324,730
6.5%, 10/1/2038	3,000,000	3,126,960
		13,860,018
Wisconsin 0.9%
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,611,090
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	9,103,867
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, 7.625%, 9/15/2039	1,000,000	1,185,300
		13,900,257
Other Territories 0.1%
Non-Profit Preferred Funding Trust I, Series A1, 144A, 4.22%, 9/15/2037	1,195,709	1,197,407
Total Municipal Bonds and Notes (Cost $1,330,727,091)		1,438,695,922
Underlying Municipal Bonds of Inverse Floaters (b) 9.9%
California 0.3%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (c)	2,126,587	2,336,055
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (c)	1,935,078	2,125,682
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.374%, 11/1/2015, Leverage Factor at purchase date: 2 to 1
		4,461,737
Hawaii 0.7%
Hawaii, State General Obligation, Series DK, Prerefunded, 5.0%, 5/1/2027 (c)	1,465,000	1,608,541
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (c)	8,535,000	9,371,259
Trust: Hawaii, State General Obligation, Series 2867, 144A, 18.23%, 5/1/2016, Leverage Factor at purchase date: 4 to 1
		10,979,800

Louisiana 0.7%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (c)	3,026,513	3,436,920
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (c)	3,304,152	3,752,208
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (c)	3,666,834	4,164,071
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.438%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
		11,353,199
Nevada 1.3%
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2035 (c)	9,150,000	9,893,224
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2036 (c)	9,605,000	10,385,182
Trust: Las Vegas Valley, NV, General Obligation, Water District, 144A, 9.418%, 2/1/2016, Leverage Factor at purchase date: 2 to 1
		20,278,406
New York 2.5%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (c)	5,095,207	5,448,787
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 18.303%, 9/15/2016, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 2/15/2035 (c)	10,000,000	11,266,600
Trust: New York, State Dormitory Authority Revenues, Series 4688, 144A, 9.51%, 3/15/2024, Leverage Factor at purchase date: 2 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (c)	4,000,000	4,443,905
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (c)	3,000,000	3,332,929
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (c)	3,000,000	3,332,929
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 16.626%, 12/15/2015, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (c)	3,185,000	3,446,195
New York City, NY, Transitional Finance Authority Revenue, Series C-1, Prerefunded, 5.0%, 11/1/2027 (c)	6,815,000	7,373,885
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.495%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1
		38,645,230
Ohio 0.9%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (c)	4,522,767	4,908,677
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (c)	7,712,913	8,371,027
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.679%, 1/1/2016, Leverage Factor at purchase date: 3 to 1
		13,279,704
Tennessee 1.1%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (c)	14,996,415	16,458,540
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 18.316%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Texas 2.4%
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (c)	5,500,000	6,221,820
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.61%, 10/11/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (c)	15,000,000	16,463,550
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.82%, 2/1/2016, Leverage Factor at purchase date: 3 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (c)	12,500,000	13,374,750
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 22.64%, 10/1/2016, Leverage Factor at purchase date: 5 to 1
		36,060,120
Total Underlying Municipal Bonds of Inverse Floaters (Cost $139,597,168)		151,516,736
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,470,324,259) †	103.7	1,590,212,658
Floating Rate Notes (b)	(5.7)	(87,996,294)
Other Assets and Liabilities, Net	2.0	30,556,115
Net Assets	100.0	1,532,772,479

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.00%	9/1/2035	960,000	960,000	162,096
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT *	8.25%	5/1/2033	7,000,000	7,000,000	420,000
				7,960,000	582,096

*	Non-income producing security.
**	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2015.
†	The cost for federal income tax purposes was $1,375,286,165. At August 31, 2015, net unrealized appreciation for all securities based on tax cost was $126,930,199. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $168,457,262 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $41,527,063.
(a)	At August 31, 2015, this security has been pledged, in whole or in part, as collateral for tender option bond trusts.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(d)	$—	$1,590,212,658	$—	$1,590,212,658
Total	$—	$1,590,212,658	$—	$1,590,212,658

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic High Yield Tax-Free Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2015